COMMERCIAL PROPERTY REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of Commercial Property Revenue
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Base rent	$776	$1,076	$1,620	$2,124
Straight-line rent	(10)	(6)	(16)	(12)
Lease termination	4	2	38	11
Other lease income(1)	138	170	281	355
Other revenue from tenants(2)	235	303	484	606
Total commercial property revenue	$1,143	$1,545	$2,407	$3,084
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.